Property and equipment (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Amortization and depreciation expense					$ 1,600	$ 1,400
Service [Member]
Amortization and depreciation expense				$ 1,200
Warrant [Member]
Amortization and depreciation expense	$ 400	$ 400	$ 1,200